Note 6 - Revenues - Disclosure of Detailed Information About Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Doré	$ 345,334	$ 255,723
Percentage of revenue	100.00%	100.00%
Concentrate	$ 23,501	$ 52,697
Gross revenue	368,835	308,420
Silver	215,301	176,783
Gold	143,029	111,058
Lead	6,988	14,369
Zinc	3,517	6,210
Gross revenue	368,835	308,420
Less: smelting and refining costs	(4,891)	(7,491)
Revenues	$ 363,944	$ 300,929
Doré [member]
Statement Line Items [Line Items]
Percentage of revenue	94.00%	83.00%
Concentrate [member]
Statement Line Items [Line Items]
Percentage of revenue	6.00%	17.00%
Silver [member]
Statement Line Items [Line Items]
Percentage of revenue	58.00%	57.00%
Gold [member]
Statement Line Items [Line Items]
Percentage of revenue	39.00%	36.00%
Lead [member]
Statement Line Items [Line Items]
Percentage of revenue	2.00%	5.00%
Zinc [member]
Statement Line Items [Line Items]
Percentage of revenue	1.00%	2.00%